American Beacon Advisors, Inc.
220 E. Las Colinas Blvd. Suite 1200
Irving, TX 75039
June 1, 2026
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re: American Beacon Funds
1933 Act File No. 033-11387
1940 Act File No. 811-04984
Dear Sir or Madam:
Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, American Beacon Funds (the “Registrant”) hereby certifies (a) that the form of Prospectus used with respect to the American Beacon Developing World Income Fund and American Beacon NIS Core Plus Bond Fund, of the Registrant does not differ from that contained in Post-Effective Amendment No. 446 (“Amendment No. 446”) to the Registrant’s Registration Statement, (b) that the form of Statement of Additional Information used with respect to the American Beacon Developing World Income Fund and American Beacon NIS Core Plus Bond Fund, does not differ from that contained in Amendment No. 446 to the Registrant’s Registration Statement, and (c) that Amendment No. 446 was filed electronically.
If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6170.

Sincerely,
/s/ Rosemary Behan
 Rosemary Behan
Chief Legal Officer
cc: Kathy Ingber, Esq. K&L Gates LLP